SCHEDULE OF KEY TERMS OF LEASES (Details)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Weighted-average remaining lease term-finance	1 year 9 months 21 days	2 years 6 months 21 days
Weighted average discount rate-finance	6.57%	6.05%
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Weighted-average remaining lease term-finance	1 year 4 months 28 days	2 years 10 months 20 days
Weighted average discount rate-finance	7.60%	6.85%